Consolidated statement of changes in equity	Share capital GBP (£)	Share premium GBP (£)	Treasury shares GBP (£)	Merger reserve GBP (£)	Hedging reserve GBP (£)	Retained (deficit)/ earnings GBP (£)	GBP (£)	USD ($)
Balance at beginning of the year at Jun. 30, 2021	£ 53,000	£ 68,822,000	£ (21,305,000)	£ 249,030,000	£ (10,436,000)	£ (13,652,000)	£ 272,512,000
Loss for the year						(115,510,000)	(115,510,000)
Movements on hedges					5,148,000		5,148,000
Tax (expense)/credit relating to movements on hedges					(1,287,000)		(1,287,000)
Total comprehensive loss for the year					3,861,000	(115,510,000)	(111,649,000)
Reclassified					7,525,000	(7,525,000)
Equity-settled share-based payments						198,000	198,000
Dividends paid						(33,553,000)	(33,553,000)	$ (44,010,000)
Balance at end of the year at Jun. 30, 2022	53,000	68,822,000	(21,305,000)	249,030,000	950,000	(170,042,000)	127,508,000
Loss for the year						(28,678,000)	(28,678,000)
Movements on hedges					4,070,000		4,070,000
Tax (expense)/credit relating to movements on hedges					(1,018,000)		(1,018,000)
Total comprehensive loss for the year					3,052,000	(28,678,000)	(25,626,000)
Equity-settled share-based payments						1,753,000	1,753,000
Deferred tax (expense)/credit relating to share-based payments						315,000	315,000
Dividends paid							0	0
Balance at end of the year at Jun. 30, 2023	53,000	68,822,000	(21,305,000)	249,030,000	4,002,000	(196,652,000)	103,950,000
Loss for the year						(113,159,000)	(113,159,000)
Movements on hedges					(6,669,000)		(6,669,000)
Tax (expense)/credit relating to movements on hedges					1,667,000		1,667,000
Total comprehensive loss for the year					(5,002,000)	(113,159,000)	(118,161,000)
Proceeds from issue of shares	2,000	158,539,000					158,541,000
Equity-settled share-based payments						875,000	875,000
Deferred tax (expense)/credit relating to share-based payments						(315,000)	(315,000)
Dividends paid							0	$ 0
Balance at end of the year at Jun. 30, 2024	£ 55,000	£ 227,361,000	£ (21,305,000)	£ 249,030,000	£ (1,000,000)	£ (309,251,000)	£ 144,890,000